Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000188943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class R6)
Accumulated Value	$ 10,000		$ 9,178	$ 9,962	$ 8,354	$ 4,676	$ 6,491	$ 10,678	$ 12,099	$ 13,732	$ 12,645	$ 20,331
C000023157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class R5)
Accumulated Value	10,000		9,212	9,995	8,385	4,693	6,508	10,699	12,118	13,744	12,644	20,318
C000000341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Investor Class)
Accumulated Value	10,000		9,171	9,911	8,279	4,611	6,357	10,410	11,745	13,278	12,176	19,495
C000071330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class Y)
Accumulated Value	10,000		9,197	9,964	8,341	4,657	6,433	10,564	11,954	13,543	12,453	19,991
C000265795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class R)
Accumulated Value	10,000		9,148	9,862	8,216	4,565	6,273	10,252	11,541	13,012	11,903	19,004
C000000339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class C) —including sales charge
Accumulated Value	10,000		9,103	9,767	8,093	4,474	6,123	9,953	11,146	12,507	11,470	18,367
C000000337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class A) —including sales charge
Accumulated Value	9,450		8,666	9,366	7,823	4,357	6,003	9,835	11,099	12,545	11,504	18,425
C000000361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class A) —including sales charge
Accumulated Value	9,450		12,175	14,964	17,185	19,129	29,535	23,431	21,475	29,953	32,562	55,198
C000000363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class C) —including sales charge
Accumulated Value	10,000		12,785	15,594	17,773	19,634	30,080	23,691	21,548	29,827	32,425	54,971
C000265796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class R)
Accumulated Value	10,000		12,852	15,758	18,053	20,045	30,874	24,430	22,334	31,077	33,697	56,966
C000071334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class Y)
Accumulated Value	10,000		12,913	15,912	18,324	20,441	31,639	25,166	23,124	32,327	35,229	59,871
C000000365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Investor Class)
Accumulated Value	10,000		12,889	15,854	18,232	20,313	31,397	24,934	22,880	31,950	34,764	58,990
C000023158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class R5)
Accumulated Value	10,000		12,945	15,980	18,431	20,595	31,897	25,380	23,336	32,649	35,590	60,510
C000188945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class R6)
Accumulated Value	10,000		12,889	15,910	18,350	20,513	31,780	25,305	23,285	32,598	35,562	60,504
C000120718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class R6)
Accumulated Value	10,000		11,047	11,107	12,213	11,240	14,697	15,625	15,994	17,530	18,817	23,152
C000029688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class R5)
Accumulated Value	10,000		11,032	11,089	12,178	11,198	14,631	15,545	15,902	17,410	18,679	22,970
C000000369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Investor Class)
Accumulated Value	10,000		11,001	11,026	12,073	11,068	14,416	15,276	15,580	17,020	18,206	22,325
C000071335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class Y)
Accumulated Value	10,000		11,028	11,081	12,163	11,180	14,594	15,505	15,849	17,356	18,620	22,883
C000217956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class R)
Accumulated Value	10,000		10,974	10,972	11,983	10,965	14,242	15,051	15,313	16,680	17,803	21,776
C000000368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class C) —including sales charge
Accumulated Value	10,000		10,916	10,860	11,799	10,735	13,879	14,592	14,771	16,011	17,134	21,015
C000000366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class A) —including sales charge
Accumulated Value	9,450		10,395	10,417	11,408	10,461	13,623	14,434	14,725	16,080	17,208	21,101
C000084479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class A) —including sales charge
Accumulated Value	9,450		11,204	12,895	13,347	10,837	17,012	18,593	19,251	22,563	24,094	30,773
C000084481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class C) —including sales charge
Accumulated Value	10,000		11,770	13,446	13,806	11,139	17,351	18,826	19,349	22,503	24,030	30,693
C000084484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class R)
Accumulated Value	10,000		11,827	13,577	14,012	11,357	17,774	19,376	20,015	23,399	24,922	31,757
C000084482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class Y)
Accumulated Value	10,000		11,886	13,718	14,230	11,585	18,231	19,976	20,738	24,358	26,078	33,395
C000084483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class R5)
Accumulated Value	10,000		11,893	13,731	14,253	11,616	18,284	20,045	20,823	24,471	26,200	33,573
C000120720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class R6)
Accumulated Value	10,000		11,905	13,759	14,300	11,661	18,373	20,158	20,947	24,636	26,407	33,855
C000177891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class R6)
Accumulated Value	10,000		12,223	13,656	13,274	9,330	20,363	21,212	22,167	29,747	30,480	49,557
C000084498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class Y)
Accumulated Value	10,000		12,245	13,662	13,257	9,308	20,271	21,094	22,003	29,497	30,176	49,009
C000217957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class R)
Accumulated Value	10,000		12,184	13,529	13,069	9,113	19,758	20,454	21,237	28,324	28,825	46,573
C000084497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class C) —including sales charge
Accumulated Value	10,000		12,131	13,399	12,866	8,941	19,307	19,885	20,552	27,280	27,844	45,094
C000084495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class A) —including sales charge
Accumulated Value	9,450		11,542	12,848	12,443	8,707	18,921	19,630	20,432	27,324	27,889	45,175
C000084507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class A) —including sales charge
Accumulated Value	9,450		11,133	12,343	12,785	9,586	17,653	18,361	18,561	24,260	26,341	40,199
C000084509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class C) —including sales charge
Accumulated Value	10,000		11,700	12,879	13,244	9,869	18,051	18,634	18,691	24,256	26,337	40,208
C000095989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class R)
Accumulated Value	10,000		11,753	13,002	13,433	10,054	18,456	19,144	19,314	25,175	27,272	41,526
C000084510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class Y)
Accumulated Value	10,000		11,817	13,133	13,631	10,248	18,925	19,728	19,991	26,210	28,525	43,655
C000095990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class R5)
Accumulated Value	10,000		11,830	13,170	13,688	10,314	19,071	19,901	20,174	26,450	28,800	44,089
C000188946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class R6)
Accumulated Value	10,000		11,781	13,123	13,648	10,290	19,016	19,849	20,146	26,432	28,801	44,119
C000209139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class R6)
Accumulated Value	10,000		9,435	9,479	9,165	13,612	17,667	17,805	16,466	16,529	23,713	42,714
C000209138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class R5)
Accumulated Value	10,000		9,396	9,401	9,051	13,431	17,427	17,558	16,225	16,274	23,332	41,995
C000209137 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class Y)
Accumulated Value	10,000		9,423	9,445	9,117	13,511	17,506	17,619	16,267	16,301	23,358	42,018
C000209136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class R)
Accumulated Value	10,000		9,376	9,351	8,980	13,248	17,076	17,100	15,715	15,666	22,344	39,981
C000209135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class C) —including sales charge
Accumulated Value	10,000		9,327	9,260	8,851	12,989	16,661	16,605	15,180	15,063	21,529	38,631
C000209140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class A) —including sales charge
Accumulated Value	9,450		8,879	8,884	8,553	12,647	16,356	16,420	15,123	15,117	21,607	38,764
C000209146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class A) —including sales charge
Accumulated Value	9,450		11,040	12,152	12,572	10,402	16,712	17,861	19,354	21,870	22,700	29,184
C000209141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class C) —including sales charge
Accumulated Value	10,000		11,595	12,668	13,009	10,683	17,038	18,070	19,427	21,790	22,617	29,073
C000209142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class R)
Accumulated Value	10,000		11,652	12,795	13,203	10,898	17,463	18,618	20,117	22,674	23,468	30,089
C000209144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class Y)
Accumulated Value	10,000		11,711	12,924	13,403	11,113	17,903	19,180	20,826	23,591	24,549	31,635
C000209145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class R5)
Accumulated Value	10,000		11,682	12,860	13,303	11,042	17,807	19,097	20,761	23,541	24,521	31,637
C000209143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class R6)
Accumulated Value	10,000		11,731	12,966	13,470	11,185	18,044	19,355	21,038	23,854	24,843	32,046
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA® Index (Net)
Accumulated Value	10,000		11,259	13,050	12,629	11,175	15,978	14,330	14,767	16,144	18,069	23,887
MSCI World Energy Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Energy Index (Net)
Accumulated Value	10,000		10,307	12,057	11,265	7,010	9,154	13,506	15,360	17,292	15,777	24,498
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Accumulated Value	10,000		13,434	17,302	21,155	23,942	37,725	33,199	33,909	49,390	55,349	87,314
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,655	12,530	13,665	12,160	17,745	17,979	18,197	20,639	22,404	28,958
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		12,718	13,549	13,846	10,544	18,870	17,627	16,219	18,495	18,368	26,880
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		11,752	12,554	13,277	11,054	17,764	17,764	17,146	19,562	20,587	26,713
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Accumulated Value	$ 10,000		$ 8,998	$ 8,853	$ 7,827	$ 12,612	$ 15,948	$ 16,282	$ 15,641	$ 15,866	$ 22,635	$ 43,767